Debt Securities in Issue - Summary of Debt Securities in Issue (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2018	Apr. 01, 2018	Mar. 31, 2018
Debt securities in issue [line items]
Debt securities in issue	¥ 11,607,347	¥ 10,569,117	¥ 10,569,117
Commercial paper [member]
Debt securities in issue [line items]
Debt securities in issue	2,736,066		2,467,645
Bonds [member]
Debt securities in issue [line items]
Debt securities in issue	7,240,798		6,490,965
Subordinated bonds [Member]
Debt securities in issue [line items]
Debt securities in issue	¥ 1,630,483		¥ 1,610,507